Registration No. 2-71469
                 811-3158

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	    X

Pre-Effective Amendment No.
Post-Effective Amendment No.     33    	   X

REGISTRATION STATEMENT UNDER THE INVESTMENT
	COMPANY ACT OF 1940	    X

Amendment No.     36    	    X

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 720-9218

Christina T. Sydor
Secretary
Smith Barney Fundamental Value Fund Inc.
388 Greenwich Street
   New York, New York   10013
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

	immediately upon filing pursuant to paragraph (b)

	on (date)pursuant to paragraph (b) of Rule 485

XXX	60 days after filing pursuant to paragraph (a)(1)

	on (date) pursuant to paragraph (a)(1)

	75 days after filing pursuant to paragraph (a)(2)

	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Common Stock.



PART A

 [Logo]

Smith Barney Mutual Funds





Prospectus Smith Barney

                Mutual Funds


----------------------------------------------------------------------------

January 28, 2000 Fundamental Value Fund Inc.

                    Class A, B, L and Y Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

               Investments, risks and performance.....................     4

               More on the fund's investments.........................     8

               Management.............................................     9

               Choosing a class of shares to buy......................    10

               Comparing the fund's classes...........................    11

               Sales charge...........................................    12

               More about deferred sales charges......................    15

               Buying shares..........................................    16

               Exchanging shares......................................    17

               Redeeming shares.......................................    18

               Other things to know about
                share transactions....................................    20

               Smith Barney 401(k) and
                ExecChoice(TM) program................................    22

               Distributions, dividends and taxes.....................    23

               Share price............................................    24

               Financial highlights...................................    25

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

Investments, risks and performance

Investment objective

The fund seeks long-term capital growth. Current income is a secondary consideration.

Principal Investment Strategies

Key investments The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that the manager believes are undervalued in the marketplace. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Selection process The manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings or improve the value of the company's assets. The manager also emphasizes companies in those sectors of the economy which the manager believes are undervalued relative to other sectors.

When evaluating an individual stock, the manager looks for:

 .    Low market valuations measured by the manager's valuation models

 .    Positive changes in earnings prospects because of factors such as:

     -  New, improved or unique products and services
     -  New or rapidly expanding markets for the company's products
     -  New management
     - Changes in the economic, financial, regulatory or political environment particularly effecting the company
     -  Effective research, product development and marketing
     -  A business strategy not yet recognized by the marketplace

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .  Stock prices decline generally
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
 . An adverse event, such as negative press reports about a company in which the fund invests, depresses the value of the company's stock
 . The markets strongly favor growth stocks over stocks with value characteristics.
 .  Small or medium capitalization companies fall out of favor with investors

Compared to mutual funds that focus only on large capitalization companies, the fund's share price may be more volatile because the fund also invests a significant portion of its assets in small and medium capitalization companies.

Compared to large companies, small and medium capitalization companies are more likely to have:
 .  More limited product lines
 .  Fewer capital resources
 .  More limited management depth

Further, securities of small and medium capitalization companies are more likely to:
 .  Experience sharper swings in market values
 .  Be harder to sell at times and at prices the manager believes appropriate
 .  Offer greater potential for gains and losses

Who may want to invest  The fund may be an appropriate investment if you:
 .  Are seeking to participate in the long-term growth potential of the U.S.
   stock market
 .  Are looking for an investment with potentially greater return but higher risk than fixed income investments
 .  Are willing to accept the risks of the stock market

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                           [BAR CHART APPEARS HERE]


                    89, 90, 91, 92, 93, 94, 95, 96, 97, 98
                    5%  5%  5%  5%  5%  5%  5%  5%  5%  5%

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X
                       Year to date: xx% through 9/30/00

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the S&P 500, a broad-based unmanaged index of 500 widely traded large capitalization companies, and the Lipper Value Fund Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

  Average Annual Total Returns C Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------

   Class   1 year    5 years     10 years     Since inception   Inception date

     A                                                            [xx/xx/xx]

     B                             n/a                              11/6/92

     L                             n/a                              5/13/93

     Y                 n/a         n/a                              1/31/96

S&P 500 Index                                                         n/a

Lipper Average                                                        n/a

*Index comparison begins on

Fee table

This table sets forth the fees and expenses you will pay if you invest in fund shares.

Shareholder fees

(fees paid directly from your            Class A   Class B    Class L    Class Y
 investment)

Maximum sales charge (load) imposed       5.00%      None      1.00%       None
 on purchases (as a % of offering
 price)

Maximum deferred sales charge (load)      None*      5.00%     1.00%       None
 (as a % of the lower of net asset
 value at purchase or redemption)


Annual fund operating expenses

(expenses deducted from fund assets)

Management fee**                          0.75%      0.75%     0.75%       0.75%

Distribution and service (12b-1) fees     0.25%      1.00%     1.00%       None

Other expenses

Total annual fund operating expenses

*You may buy Class A shares in amounts of $500,000 or more at net asset value
 (without an initial sales charge) but if you redeem those shares within 12 months of
 their purchase, you will pay a deferred sales charge of 1.00%.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same


Number of years you own your            1 year    3 years   5years   10 years
shares

Class A (with or without redemption)    $         $         $        $

Class B (redemption at end of period)   $         $         $        $

Class B (no redemption)                 $         $         $        $

Class L (redemption at end of period)   $         $         $        $

Class L (no redemption)                 $         $         $        $

Class Y (with or without redemption)    $         $         $        $

More on the fund's investments

Foreign investments The fund may invest up to 25% of its assets in securities of foreign issuers which may involve greater risk than securities of U.S. issuers. Many foreign countries the fund may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Derivatives and hedging techniques. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .    To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .    As a substitute for buying or selling securities
 .    To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Management

Manager The fund's investment adviser and administrator (the manager) is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

John G. Goode, Chairman and Chief Investment Officer of
Davis Skaggs Investment Management, a division of SSB Citi Fund
Management LLC and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since November 1990. Mr. Goode has 16 years of experience with the manager or its predecessors.

Management fees During the fiscal year ended March 31, 1999, the manager received a management fee and administrative fee equal to 0.55% and 0.20%, respectively, of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the fund. The manager and Salomon Smith Barney have addressed the Year 2000 issue for their systems. The fund has been informed by other service providers that they have taken similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which were limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem have been successful.

Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 . For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 . Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long term investors.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


 ------------------------------------------------------------------------------
                                    Initial                Additional
                         ------------------------------  --------------
                          Classes A, B,L     Class Y      All Classes


General                       $1,000        $15 million       $50

IRAs, Self Employed           $  250        $15 million       $50
Retirement Plans,
Uniform Gift to Minor
Accounts

Qualified Retirement Plans    $   25        $15 million       $25

Simple IRAs                   $    1            n/a           $ 1

Monthly Systematic            $   25            n/a           $25
Investment Plans

Quarterly Systematic          $   50            n/a           $50
 Investment Plans
-------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Comparing the fund's classes


Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


-----------------------------------------------------------------------------------------------------------------------------------
                    Class A                       Class B                        Class L                         Class Y
Key                . Initial sales charge        . No initial sales             . Initial sales charge          . No initial or
features           . You may qualify             charge                         is lower than Class             deferred sales
                   for reduction or              . Deferred sales               A                               charge
                   waiver of initial             charge declines over           . Deferred  sales               . Must invest at
                   sales charge                  time                           charge for only 1               least $15 million
                   . Lower annual                . Converts to                  year                            . Lower annual
                   expenses than Class           Class A after 8                . Does not convert              expenses than the
                   B and Class L                 years                          to  Class A                     other classes
                                                 . Higher annual                . Higher annual
                                                 expenses than Class            expenses than Class
                                                 A                              A


Initial            Up to 5.00%; reduced          None                           1.00%                           None
sales              for large purchases
charge             and waived for
                   certain investors.  No
                   charge for purchases
                   of $500,000 or more


Deferred           1% on purchases of            Up to 5% charged               1% if you redeem                None
sales              $500,000 or more if           when you redeem                within 1 year of
charge             you redeem within 1           shares.  The charge            purchase
                   year of purchase              is reduced over time
                                                 and there is no
                                                 deferred sales
                                                 charge after 6 years


Annual             0.25% of average              1% of average daily            1% of average daily             None
distribution       daily net assets              net assets                     net assets
and service
fees


Exchange           Class A shares of             Class B shares of              Class L shares of               Class Y shares of
privilege          most Smith Barney             most Smith Barney              most Smith Barney               most Smith Barney
                   funds                         funds                          funds                           funds

-----------------------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Sales charge:

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


----------------------------------------------------------------------
                                         Sales Charge as a % of


                                      Offering           Net amount
Amount of purchase                    price (%)         invested (%)

Less than $25,000                       5.00                 5.26

$25,000 but less than $50,000           4.00                 4.17

$50,000 but less than $100,000          3.50                 3.63

$100,000 but less than $250,000         3.00                 3.09

$250,000 but less than $500,000         2.00                 2.04

$500,000 or more                         -0-                  -0-
----------------------------------------------------------------------

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 . Accumulation privilege - lets you combine the current value of Class A shares owned
 .  by you, or
 .  by members of your immediate family,
and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 . Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD.

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                               6th
Year after purchase       1st    2nd    3rd   4th    5th   through 8th
--------------------------------------------------------------------------------
 Deferred sales charge     5%     4%     3%    2%     1%        0%
--------------------------------------------------------------------------------

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:              Shares issued:               Shares issued:
At initial                  On reinvestment of           Upon exchange from
purchase                    dividends and                another Smith Barney
                            distributions                mutual fund
--------------------------------------------------------------------------------
Eight years after           In same proportion           On the date the shares
the date of                 that the number of           originally acquired
purchase                    Class B shares               would have converted
                            converting is to total       into Class A shares
                            Class B shares you own
--------------------------------------------------------------------------------

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .  Shares exchanged for shares of another Smith Barney fund
 .  Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Buying shares

Through a      You should contact your Salomon Smith Barney Financial Consultant
Salomon        or dealer representative to open a brokerage account and make
Smith          arrangements to buy shares.
Barney
Financial      If you do not provide the following information, your order will representative be rejected

                 .  Class of shares being bought
                 .  Dollar amount or number of shares being bought

               You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------

Through the    Qualified retirement plans and certain other investors who are
fund's         clients of the selling group are eligible to buy shares shares
transfer       directly from the fund.
agent
               .  Write the transfer agent at the following address:

                  Smith Barney Fundamental Value Fund Inc.
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application

               .  For more information, call the transfer agent at
               1-800-451-2010
--------------------------------------------------------------------------------

Systematic     You may authorize Salomon Smith Barney, your dealer
investment     representative or the transfer agent to transfer funds
plan           automatically from a regular bank account, cash held in a Salomon
               Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

               . Amounts transferred should be at least: $25 monthly or $50 quarterly

               . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

Exchanging shares

Smith          You should contact your Salomon Smith Barney Financial
Barney         Consultant or dealer representative to exchange into other Smith
offers a       Barney funds. Be sure to read the prospectus of the fund you are
distinctive    exchanging into. An exchange is a taxable transaction.
family of
funds
tailored to
help meet      .  You may exchange shares only for shares of the same class of
the varying    another Smith Barney fund. Not all Smith Barney funds offer all
needs of       classes.
both large
and small      .  Not all Smith Barney funds may be offered in your state of
investors      residence. Contact your Salomon Smith Barney Financial
               Consultant, dealer
               representative or the transfer agent.

               .  You must meet the minimum investment amount for each fund

               . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

               . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------

Waiver of      Your shares will not be subject to an initial sales charge at
additional     the time of the exchange.
sales
charges        Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------

By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock
               Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

Redeeming shares

Generally      Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

               If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

               If the shares are held by a fiduciary or corporation, other documents may be required.

               Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears which may take up to 15 days.

               If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                 Smith Barney Fundamental Value Fund Inc.
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               Your written request must provide the following:

               . Your account number

               . The class of shares and the dollar amount or number of shares to be redeemed

               . Signatures of each owner exactly as the account is registered

By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

               Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
--------------------------------------------------------------------------------

Automatic      You can arrange for the automatic redemption of a portion of
cash           your shares on a monthly or quarterly basis. To qualify you
withdrawal     must own shares of the fund with a value of at least $10,000
plans          ($5,000 for retirement plans) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

               The following conditions apply:

               . Your shares must not be represented by certificates

               . All dividends and distributions must be reinvested

               For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .  Are redeeming over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Smith Barney 401(k) and ExecChoice(TM) programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for conversion sooner:

       If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

       If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Distributions, dividends and taxes

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.
-------------------------------------------------------------------------
Transaction                            Federal tax status
-------------------------------------------------------------------------

Redemption or exchange of shares       Usually capital gain or loss;
                                       long-term only if shares owned more
                                       than one year
-------------------------------------------------------------------------

Long-term capital gain                  Long-term capital gain
distributions
-------------------------------------------------------------------------

Short-term capital gain                 Ordinary income
distributions
-------------------------------------------------------------------------

Dividends                               Ordinary income
-------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Share price

You may buy, exchange or redeem shares at their net asset value, plus applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Financial highlights

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by Deloitte & Touche LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year ended September 30:

-----------------------------------------------------------------------------------
                               1999      1998/1/      1997       1996         1995
-----------------------------------------------------------------------------------
Net asset value,
  beginning of year                      $11.37     $ 9.31       $ 8.66      $ 8.20
-----------------------------------------------------------------------------------
Income from Operations:
     Net investment income                 0.09       0.11         0.20        0.17
     Net realized and                     (0.76)      2.52         1.01        1.23
unrealized gains
-----------------------------------------------------------------------------------
Total income (loss) from                  (0.67)      2.63         1.21        1.40
operations
-----------------------------------------------------------------------------------
Less distributions from:
     Net investment income                (0.11)     (0.13)       (0.19)      (0.13)
     Net realized gains                   (0.52)     (0.44)       (0.37)      (0.81)
-----------------------------------------------------------------------------------
Total distributions                       (0.63)     (0.57)       (0.56)      (0.94)
-----------------------------------------------------------------------------------
Net asset value, end of year             $10.07     $11.37       $ 9.31      $ 8.66
-----------------------------------------------------------------------------------
Total return                              (6.04%)    29.53%       14.73%      19.94%
-----------------------------------------------------------------------------------
Net assets, end of
  year (millions)                        $  521     $  606       $  458      $  386
-----------------------------------------------------------------------------------
Ratios to average
net assets:
     Expenses                              1.15%      1.14%        1.22%       1.34%
     Net investment income                 0.81       1.14         2.32        2.19
-----------------------------------------------------------------------------------
Portfolio turnover rate                      41%        46%          57%         45%
-----------------------------------------------------------------------------------

/1/ Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

For a Class B share of capital stock outstanding throughout each year ended September 30:

--------------------------------------------------------------------------------
                          1999     1998/1/         1997        1996         1995
--------------------------------------------------------------------------------
Net asset value,
  beginning of year                 $  11.31      $ 9.26       $ 8.62      $ 8.16
---------------------------------------------------------------------------------
Income (loss) from
operations:                                _        0.03         0.13        0.12
  Net investment income                (0.75)       2.55         1.14        1.23
  Net realized and
unrealized gain
---------------------------------------------------------------------------------
Total income (loss)
from                                   (0.75)       2.55         1.14        1.35
---------------------------------------------------------------------------------
Less distribution from:
     Net investment income             (0.03)      (0.06)       (0.13)      (0.08)
     Net realized gains                (0.52)      (0.44)       (0.37)      (0.81)
---------------------------------------------------------------------------------
Total distributions                    (0.55)      (0.50)       (0.50)      (0.89)
---------------------------------------------------------------------------------
Net asset value, end
of year                             $  10.01      $11.31       $ 9.26      $ 8.62
---------------------------------------------------------------------------------
Total return                           (6.79)%     28.62%       13.82%      19.19%
---------------------------------------------------------------------------------
Net assets, end of
year (millions)                     $    716        $930         $704        $539
---------------------------------------------------------------------------------
Ratios to average net
assets:
  Expenses                              1.92%       1.90%        1.97%       2.09%
  Net investment income                 0.04        0.38         1.56        1.44
---------------------------------------------------------------------------------
Portfolio turnover rate                   41%         46%          57%         45%
---------------------------------------------------------------------------------

/1/ Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

For a Class L share of capital stock outstanding throughout each year ended September 30:1

--------------------------------------------------------------------------------
                          1999/2/      1998/1/     1997       1996         1995
--------------------------------------------------------------------------------
Net asset value,
beginning of year                     $ 11.30    $ 9.26      $ 8.62       $ 8.16
--------------------------------------------------------------------------------
Income (loss) from
operations:
  Net investment income                    --      0.03        0.13         0.12
  Net realized and
unrealized gain                         (0.74)     2.52        1.00         1.24
--------------------------------------------------------------------------------
Total income (loss)
from operations                         (0.74)     2.54        1.14         1.36
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                (0.03)    (0.06)      (0.13)       (0.09)
   Net realized gains                   (0.52)    (0.44)      (0.37)       (0.81)
--------------------------------------------------------------------------------
Total distributions                     (0.55)    (0.50)      (0.50)       (0.90)
--------------------------------------------------------------------------------
Net assets value, end
of year                               $ 10.01    $11.30      $ 9.26       $ 8.62
--------------------------------------------------------------------------------
Total return                            (6.70)%   28.52%      13.82%       19.33%
--------------------------------------------------------------------------------
Net assets, end of year
(millions)                            $57.4      $71.9       $44.5        $21.8
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                               1.93%     1.92%       1.96%        2.09
  Net investment income                  0.03      0.36        1.52         1.44
--------------------------------------------------------------------------------
Portfolio turnover rate                    41%       46%         57%          45%
--------------------------------------------------------------------------------

/1/    On June 12, 1998 Class C shares were renamed Class L shares.
/2/ Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

For a Class Y share of capital stock outstanding throughout each year ended September 30:

--------------------------------------------------------------------------------
                            1999         1998/1/       1997      1996/2/
--------------------------------------------------------------------------------
Net asset value,
beginning of year                       $ 11.40      $ 9.32       $ 8.54
--------------------------------------------------------------------------------
Income from operations:
   Net investment income                   0.12        0.14         0.23
    Net realized and
unrealized gain                           (0.74)       2.54         0.55
--------------------------------------------------------------------------------
Total income (loss) from
operations                                (0.62)       2.68         0.78
--------------------------------------------------------------------------------
Less distribution from:
Net investment income                     (0.16)      (0.16)          --
Net realized gains                        (0.52)      (0.44)          --
--------------------------------------------------------------------------------
Total distributions                       (0.68)      (0.60)          --
--------------------------------------------------------------------------------
Net asset value, end of
year                                    $ 10.10      $11.40       $ 9.32
--------------------------------------------------------------------------------
Total return                              (6.78)%     30.06%        9.13%*/+/
--------------------------------------------------------------------------------
Net assets, end of year
(millions)                              $    63      $  109       $   45
--------------------------------------------------------------------------------
Ratios to average net assets:
   Expenses                                0.79%       0.78%        0.75%/+/
   Net investment income                   1.15        1.48         2.58/+/
--------------------------------------------------------------------------------
Portfolio turnover rate                      41%         46%          57%
--------------------------------------------------------------------------------

/1/ Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
/2/  For the period from January 31, 1996 (inception date) to September 30,
     1996.
* During November 1995 Class Y shares were fully redeemed, therefore performance for Class Y shares represents performance for the period beginning January 31, 1996, which represents the date new share purchases were made into this Class.
/+/ Total return is not realized, as it may not be representative of the total return for the year.
/+/  Annualized.

Salomon Smith Barney(SM)
a member of citigroup [Symbol]

Fundamental Value Fund Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review and copy the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(SM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


PART B


SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
388 Greenwich Street
New York, New York 10013
800-451-2010

Statement of Additional Information

January 28, 2000


This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current prospectus of Smith Barney Fundamental Value Fund Inc. (the "fund"), dated January 28, 2000, as amended or supplemented from time to time, and should be read in conjunction with the fund's prospectus. The fund's prospectus may be obtained from any Salomon Smith Barney Financial Consultant or by writing or calling the fund at the address or phone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in its entirety.

TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	2
DIRECTORS AND EXECUTIVE OFFICERS	13
COMPENSATION TABLE	15
DISTRIBUTION	18
PURCHASE OF SHARES	20
REDEMPTION OF SHARES	29
VALUATION OF SHARES	30
EXCHANGE PRIVILEGE	31
PERFORMANCE DATA	31
TAXES	33
ADDITIONAL INFORMATION	36
FINANCIAL STATEMENTS	37



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. The following discussion supplements the description of the fund's investment policies in the prospectus. SSB Citi Fund
Management LLC ("SSB" or "the manager") serves as investment manager and administrator of the fund.

The fund's primary investment objective is long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its objective through investment in common stocks and common stock equivalents, including preferred stocks and other securities convertible into common stocks. The fund also invests to a lesser extent in bonds and other debt instruments. There is no guarantee that the fund will achieve its investment objective.

	When SSB believes that a defensive investment posture is warranted or when opportunities for capital growth to do not appear attractive, the fund may temporarily invest all or a portion of its assets in short-term money market instruments, including repurchase agreements with respect to those instruments. The fund is authorized to borrow money in an amount up to 10% of its total assets for temporary or emergency purposes.

Foreign Securities and American Depository Receipts     The
fund has the authority to invest up to 25% of its assets in foreign securities (including European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs")) and American Depository Receipts ("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporation. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

	Repurchase Agreements. The fund may enter into repurchase agreements with certain member banks of the Federal Reserve System and certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire securities for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the securities at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SSB, acting under the supervision of the Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those dealers and banks with which the Fund enters into repurchase agreements to evaluate potential risks.

Lending of Portfolio Securities   The fund has the ability to
lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will be consistent with applicable regulatory requirements. The fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities"), which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a "finder."

In lending its portfolio securities, the fund can increase its income by continuing to receive interest on the loaned securities, as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

Money Market Instruments     As stated in the prospectus, the
fund may invest for temporary defensive purposes or when opportunities for capital growth do not appear attractive, in short-term corporate and government money market instruments. Money market instruments in which the fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amounts of CDs of each bank held by the fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SSB will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations whose CDs may be purchased by the fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

	Options, Futures and Currency Strategies.      The fund may
use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund.
 There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the investment manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the investment manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the investment manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the investment manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund will segregate (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies with a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities are segregated on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the investment manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration which has been segregated by the fund) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the investment manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Taxes."

	Options on Securities   As discussed more generally above, the
fund may engage in the writing of covered call options. The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of SSB and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the manager will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

	Stock Index Options     As described generally above, the fund
may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts   As
described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Portfolio Turnover

While the fund does not intend to trade in securities for short-term profits, securities may be sold without regard to the amount of time they have been held by the fund when warranted by the circumstances. The fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a year by the monthly average value of portfolio securities for the year. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. A portfolio turnover rate of 100% would occur, for example, if all the securities in the fund's portfolio were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1999, 1998 and 1997 fiscal years, the fund's portfolio turnover rates were __%, 41% and 46%, respectively.

Investment Restrictions

The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's Board of Directors at any time. The fund may not:


1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules regulations and orders thereunder.

2.	Issue senior securities as defined in the 1940 Act, and any
rules and orders thereunder, except insofar as the fund may be deemed to have issued senior securities by reason of:
(a) borrowing money or purchasing securities on a when-issued or delayed-delivery basis; (b) purchasing or selling futures contracts and options on future contracts and other similar instruments; and (c) issuing separate classes of shares.

3.	Invest more than 25% of its total assets in securities, the
issuers of which are in the same industry. For purposes of this limitation, U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 -1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

6.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7.	Make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act.

8.	Invest more than 5.00% of the value of the fund's total
assets in the securities of any issuer which has been in continuous operation for less than three years. This restriction does not apply to U.S. government securities.

9.	Invest in other open-end investment companies (except as
part of a merger, consolidation, reorganization or acquisition of assets). This restriction does not apply to investment in closed-end, publicly traded investment companies.

10.	Invest in interests in oil, gas or other mineral
exploration or development programs (except that the fund may invest in the securities of issuers which operate, invest in or sponsor such programs).

11.	Purchase or retain the securities of any issuer if, to
the knowledge of the fund, any officer or Director of the fund or of SSB owns beneficially more than 1/2 of 1.00% of the outstanding securities of such issuer and the persons so owning more than 1/2 of 1.00% of such securities together own beneficially more than 5.00% of such securities.

12.	Purchase warrants if, thereafter, more than 2.00% of the
value of the fund's net assets would consist of such warrants, but warrants attached to other securities or acquired in units by the fund are not subject to this restriction.

13.	Purchase or otherwise acquire any security if, as a
result, more than 15% of its net assets would be invested in securities that are illiquid.

14	Invest in any company for the purpose of exercising control
or management.

15.	Purchase or sell real estate limited partnership
interests.

16.	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "Against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

17.	Write, purchase or sell puts, calls, straddles, spreads
or combinations thereof or engage in transactions involving futures contracts and related options, except as permitted under the fund's investment goals and policies, as set forth in the current prospectus and the Statement of Additional Information.

Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue. The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of the restriction.

DIRECTORS AND EXECUTIVE OFFICERS

	Set forth below is a list of each Director and executive officers of the fund, including a description of principal occupation in the last five years, ages and addresses of each such person. All of the officers of the fund have their business address at 388 Greenwich Street, New York, New York 10013.

	Lloyd J. Andrews, (Age 79), Director. Private investor;
Chairman Emeritus of Flow International. His address is East 10110 Greenbluff Road, Mead, Washington 99021.

	Robert M. Frayn, Jr., (Age 65), Director. President and
Director of Book Publishing Company. His address is 201 Westlake
Avenue North, Seattle, Washington 98109.

	Leon P. Gardner, (Age 71), Director. Private investor; Former Chairman of Fargo's Pizza Company. His address is 2310 N.E. Blue
Ridge Drive, Seattle, Washington 98177.

	David E. Maryatt, (Age 63), Director. Director of ALS Co., a real estate management and development firm; Private Investor. His address is 1326 Fifth Avenue, Seattle, Washington 98101.

	*Heath B. McLendon, (Age 66), Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"); President and Director of SSB and Travelers Investment Advisers, Inc. ("TIA"); Director of 64 investment companies associated with Citigroup Inc. ("Citigroup"). His address is 388 Greenwich Street, New York, New York 10013.

	Frederick O. Paulsell, (Age 60), Director. Principal of
Olympic Capital Partners. His address is 1325 Fourth Avenue Suite
1900, Seattle, Washington 98101.

	Jerry A. Viscione, (Age 55), Director. Executive Vice
President of Marquette University; Former Dean of Albers School of Business and Economics, Seattle University. His address is 615 North 11 Street, Milwaukee, WI 53233.

	Julie W. Weston, (Age 56), Director. Attorney; Her address is 416 34th Avenue, Seattle, Washington 98122.

	Lewis E. Daidone, (Age 42), Senior Vice President and Treasurer. Managing Director of Salomon Smith Barney; Director and Senior Vice President of SSB and TIA. Mr. Daidone serves as Senior Vice President and Treasurer of 59 Smith Barney Mutual funds associted with Citigroup. His address is 388 Greenwich Street, New York, New York 10013.

	John G. Goode, (Age 55), Vice President and Investment Officer. Managing Director of Salomon Smith Barney. Chairman and Chief Investment Officer of Davis Skaggs Investment Management ("Davis Skaggs"), a division of SSB. His address is One Sansome Street, 36th Floor, San Francisco, California 94104.

	Peter Hable, (Age 41), Investment Officer. Managing Director of Salomon Smith Barney and President of Davis Skaggs. His address is One Sansome Street, 36th Floor, San Francisco, California 94104.

	Christina T. Sydor, (Age 48), Secretary. Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSB and TIA.
 Ms. Sydor serves as Secretary of 59 Smith Barney Mutual Funds associated with Citigroup. Her address is 388 Greenwich Street, New York, New York 10013.

	*Designates a Director that is an "interested person" as defined in the Investment Company Act of 1940, as amended (the "Act"). Such persons compensated by Smith Barney and are not separately compensated by the fund for serving as a fund officer or Director.

	The following table shows the compensation paid by the fund to each person who was a Director during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period. Officers and interested Directors of the fund are compensated by Salomon Smith Barney.

COMPENSATION TABLE







Director




Aggregate
Compensation
from the Fund

Pension or
Retirement
Benefits
Accrued as
Expenses
of the
Fund

Total
Compensation
from Smith
Barney
Mutual Funds
Complex


Total
Number
of Funds
Served
in
Complex

Lloyd J. Andrews+

$

     $0

$



Robert M. Frayn,
Jr.+



       0





Leon P. Gardner



       0





David E. Maryatt+



       0





Heath B. McLendon*



       0





Frederick O.
Paulsell+



       0





Jerry A. Viscione



       0





Julie W. Weston



       0





__________________
*  	Designates a Director who is an "interested person".
+ Pursuant to a deferred compensation plan, the indicated Directors have elected to defer payment of the following amounts of their compensation from the fund: Lloyd J. Andrews - $_____, Robert M. Frayn, Jr. - $_____, David E. Maryatt- $_________ and Frederick O. Paulsell $________.

	As of January ___, 2000, to the knowledge of the fund and the Board of Directors, no single shareholder or "group" (as the term is used in Section 13(d) of the Securities Act of 1934) beneficially owned more than 5% of the outstanding shares of the fund.

	As of January ____, 2000, the Directors and Officers of the fund as a group, owned less than 1.00% of the outstanding common stock of the fund.

	No officer, director or employee of Salomon Smith Barney or of its parent or any subsidiary receives any compensation from the fund for serving as an officer or Director of the fund. The fund pays each Director who is not an officer or employee of Salomon Smith Barney or any of its affiliates a fee of $6,000 per annum plus
$1,000 for each in-person meeting and $100 per telephonic meeting.
 All Directors are reimbursed for travel and out-of-pocket expenses. During the fiscal year ended September 30, 1999, such expenses totaled $_______.

Investment Manager and Administrator

SSB Citi Fund Management LLC (formerly known as Mutual
Management Corp.) serves as investment manager to the fund pursuant to an investment advisory agreement dated July 30, 1993 (the "Advisory Agreement"), which was first approved by the fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the fund or SSB ("Independent Directors"), on April 7, 1993 and by shareholders on June 22, 1993 and was most recently approved by the Board, including a majority of the Independent Directors, on June 23, 1998. The services provided by SSB under the Advisory Agreement are described in the prospectus under "Management." SSB bears all expenses in connection with the performance of its services and pays the salary of any officer or employee who is employed by both it and the fund. SSB is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which is in turn a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). The fund pays SSB a fee, computed daily and paid monthly, at the annual rate of 0.55% of the value of the fund's average daily net assets up to $1.5 billion and 0.50% of the average daily net assets in excess of $1.5 billion. SSB bears all of its expenses in connection with the performance of its services. For the fiscal years ended September 30, 1999, 1998 and 1997, the fund incurred $_________, $8,577,966 and $8,151,351, respectively, in investment advisory fees.

SSB also serves as administrator to the fund pursuant to a written agreement dated June 28, 1994 (the "Administration Agreement"), which was first approved by the fund's Board, including a majority of the Independent Directors on June 28, 1994 and was most recently approved by the Board, including a majority of the Independent Directors, on June 23, 1998. SSB pays the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services. As compensation for administrative services rendered to the fund, SSB receives a fee, computed daily and paid monthly, at the annual rate of 0.20% of the value of the fund's average daily net assets. For the fiscal years ended September 30, 1999, 1998 and 1997, the fund incurred $________, $3,134,642 and $2,972,630, respectively, in administration fees.

Certain services provided to the fund by SSB pursuant to the Administration Agreement are described in the prospectus under "Management." In addition to those services, SSB pays the salaries of all officers and employees who are employed by both it and the fund, maintains office facilities for the fund, furnishes the fund with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the fund, prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. SSB bears all expenses in connection with the performance of its services.

The fund bears expenses incurred in its operation, including taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or SSB; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders and costs of shareholders' reports and corporate meetings.

Portfolio Transactions

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the fund's Board of Directors. Portfolio securities transactions for the fund are effected by or under the supervision of SSB.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There generally is no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the fiscal years ended September 30, 1999, 1998 and 1997, the fund paid total brokerage commissions of $_________, $2,284,354 and $2,983,857, respectively.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The Advisory Agreement between the fund and the manager provides that, in assessing the best overall terms available for any transaction, the manager shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the manager, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or other accounts over which the Manager or an affiliate exercises investment discretion. For the fiscal year ended September 30, 1999, the fund directed brokerage transactions totaling approximately $_________ to brokers because of research services provided. The amount of brokerage commissions paid on such transactions totaled approximately $___________.

The fund's Board of Directors periodically will review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the fund. It is possible certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. SSB's fee under the Advisory Agreement is not reduced by reason of SSB's receiving such brokerage and research services. Further, Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

The fund's Board of Directors has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney if, in SSB's judgment, the use of Salomon Smith Barney is likely to result in price and execution at least as favorable as those of other qualified brokers, and if in the transaction, Salomon Smith Barney charges the fund a commission rate consistent with those charged by Salomon Smith Barney to comparable unaffiliated customers in similar transactions. In addition, Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (i) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and
(ii) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions. For the fiscal years ended September 30, 1999, 1998 and 1997, the fund paid $_________, $161,040 and $27,396 respectively, in brokerage commissions to Salomon Smith Barney. The percentage of registrant's aggregate brokerage commissions paid to Salomon Smith Barney for the fiscal year ended September 30, 1999 was __% and the percentage of registrant's aggregate dollar amount of transactions involving the payment of commissions to Salomon Smith Barney for the fiscal year ended September 30, 1999 was ____%.

While investment decisions for the fund are made independently from those of the other accounts managed by SSB, or certain affiliates of SSB, investments of the type the fund may make also may be made by such other accounts. In such instances, available investments or opportunities for sales will be allocated in a manner believed by SSB to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

DISTRIBUTION

	Distributor.   CFBDS serves as the fund's distributor on a
best efforts basis pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement"), which was most recently approved by the fund's Board of Directors on July 15, 1998. Prior to October 8, 1998 Salomon Smith Barney Inc. served as the fund's distributor on a best efforts basis pursuant to a written agreement dated July 30, 1993, which was most recently approved by the fund's Board of Directors on July 15, 1998.

	For the fiscal years ended September 30, 1999, 1998 and 1997, Salomon Smith Barney received $__________, $466,000 and $817,000, respectively, in sales charges from the sale of Class A shares. For the fiscal period ended September 30, 1999 and 1998, Salomon Smith Barney received $_________ and $10,000 in sales charges from the sale of Class L shares. For the fiscal years ended September 30, 1999, 1998 and 1997, Salomon Smith Barney received $_______, $14,000 and $4,000, respectively, representing CDSC fees on redemptions of the fund's Class A shares. For the fiscal years ended September 30, 1999, 1998 and 1997, Salomon Smith Barney received $______, $11,000 and 11,000, respectively, representing CDSC fees on redemptions of the fund's Class L shares. For the fiscal years ended September 30, 1999, 1998 and 1997, Salomon Smith Barney received $________, $1,177,000 and $1,133,000, respectively, representing CDSC fees on redemptions of the fund's Class B shares.

When payment is made by the investor before settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

Services and Distribution Plan

To compensate Salomon Smith Barney for the services it provides and for the expenses it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average daily net assets attributable to the shares.

For the fiscal year ended September 30, 1999, Salomon Smith Barney incurred distribution expenses for the following: advertising, printing and mailing prospectuses, support services and overhead expenses to Salomon Smith Barney Financial Consultants and accruals for interest on the excess of Salomon Smith Barney expenses incurred in the distribution of the fund's shares over the sum of the distribution fees and CDSC received by Salomon Smith Barney are expressed in the following table:


Financial
Consultant
Compensation



Branch
Expenses



Advertising
Expenses


Printing
Expenses



Interest
Expenses



Other
Expenses
$
$
$
$
$
$


	The following shows the total distribution fees paid by each Class for the fiscal year ended September 30, 1999:


  9/30/99




Class A
$



Class B



Class L
Total

$




Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the fund's Board of Directors, including a majority of the Independent Directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a class of the fund (a "Class") at any time, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Class (as defined in the 1940
Act). Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Custodian

	The fund securities and cash owned by the fund will be held in the custody of PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania  19103.

Auditors

	Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, has been selected as independent auditors to examine and report on the fund's financial statements for the fiscal year ending September 30, 2000.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:


Sales Charge



Amount of
Investment

% of Offering
Price
% of Amount
Invested

Dealers'
Reallowance as %
of Offering Price

Less than $25,000
5.00%
5.26%
4.50%

$25,000 - 49,999
4.00
4.17
3.60

50,000 - 99,999
3.50
3.63
3.15

100,000-249,999
3.00
3.09
2.70

250,000-499,999
2.00
2.04
1.80

500,000 - and
over
*
*
*





*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class
A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived.
See "Deferred Sales Charge Alternatives" and "Waivers of Deferred
Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney Mutual Funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares (i) of the International Equity Portfolio, for which the minimum initial investment is $5,000,000 and (ii) by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup Inc. ("Citigroup") and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of most other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate.
 In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Iinvestors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b)
Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''



Year Since Purchase
Payment Was Made


Deferred Sales Charge


First


5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00





Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith Barney
401(k) Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating
(''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or deferred sales charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or deferred sales charge to any Participating
Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or deferred sales charge to any Participating
Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, a Participating Plan's total Class L and Class O holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L and Class O shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for Class A shares of the fund is equal to the net asset value per share at the time of purchase plus an initial sales charge based on the aggregate amount of the investment. The public offering price for Class B, Class L and Class Y shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class L shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the fund's financial statements incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the fund normally utilizes is restricted, or an emergency, as determined by the SEC, exists so that disposal of the fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

	If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

	If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, form the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distributions in Kind

If the Board of Directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares that are subject to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund. A shareholder who purchases shares directly through transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Financial Consultant, the Introducing Broker or dealer in the selling group.

VALUATION OF SHARES

The prospectus states that the net asset value of the fund's classes of shares will be determined on any date that the New York Stock Exchange ("NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.

EXCHANGE PRIVILEGE

		Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to either fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

		Additional Information Regarding Telephone Redemption and Exchange Program. Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded).
 The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

PERFORMANCE DATA  TC "PERFORMANCE DATA" \f C \l "1"

From time to time, the fund may quote total return of a Class in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications: Barrons', Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

	"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return.
n	=	number of years.
ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return




Class of Shares
1-Year
5-Year
10-Year
Life of
fund
Inception
date
Class A1
%
%
%
%

Class B2
%
%
%
%

Class L3
%
%
%
%

Class Y4
%
%
%
%

1	The average annual total return figure assumes that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.  If the maximum sales charge had not been
deducted, the average annual total return for Class A shares for
the same period would have been [   ]%.

2	The average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption.  If the maximum CDSC had not been deducted, the average annual total return for Class B shares for the same
period would have been [   ]%.

2	The average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption.  If the maximum CDSC had not been deducted, the average annual total return for Class L shares for the same
period would have been [   ]%.

4	Class Y shares do not incur sales charges nor CDSCs.

Aggregate Total Return

	"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

ERV - P
  P

	Where:	P	=	a hypothetical initial payment of $10,000
			ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Total Return




Class of Shares
1-Year
5-Year
10-
Year
Life of
fund
Inceptio
n
date
Class A1
%
%
%
%

Class B2
%
%
%
%

Class L3
%
%
%
%

Class Y4
%
%
%
%

1	The average annual total return figure assumes that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.  If the maximum sales charge had not been
deducted, the average annual total return for Class A shares for
the same period would have been [   ]%.

2	The average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption.  If the maximum CDSC had not been deducted, the average annual total return for Class B shares for the same
period would have been [   ]%.

2	The average annual total return figure assumes that the maximum applicable CDSC has been deducted from the investment at the time of redemption.  If the maximum CDSC had not been deducted, the average annual total return for Class L shares for the same
period would have been [   ]%.

4	Class Y shares do not incur sales charges nor CDSCs.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuations in interest rates and expenses of the fund.

TAXES

The following is a summary of selected Federal income tax considerations that may affect the fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the fund.

The fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided the fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the fund expects to be relieved of all or substantially all Federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the fund would reduce the amount of income and gain available for distribution to shareholders. All of a shareholder's dividends and distributions payable by the fund will be reinvested automatically in additional shares of the same Class of the fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

Gain or loss on the sale of a security by the fund generally will be long-term capital gain or loss if the fund has held the securities for more than one year. Gain or loss on the sale of securities held for not more than one year will be short-term. If the fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the fund from domestic corporations for the taxable year. The Federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt-financed or are deemed to have been held for less than 46 days.

Foreign countries may impose withholding and other taxes on dividends and interest paid to the fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the United States to reduce or eliminate such taxes. Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the fund, and (b) disposes of those shares and acquires within 90 days after the original acquisition shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report his or her dividend or interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number, and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.

Options Transactions. The tax consequences of options transactions entered into by the fund will vary depending on the nature of the underlying security and whether the "straddle" rules, discussed separately below, apply to the transaction. When the fund writes a call or put option on an equity or debt security, it will receive a premium that will, subject to the "section 1256 contract" and straddle rules discussed below, be treated as follows for tax purposes. If the option expires unexercised, or if the fund enters into a closing purchase transaction, the fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call option not treated as part of a straddle may be treated as long-term capital loss. If a call option written by the fund is exercised, the fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by the fund is exercised, the amount of the premium will reduce the tax basis of the security the fund then purchases.

The Code imposes a special "mark-to-market" system for taxing section 1256 contracts which include options on nonconvertible debt securities (including U.S. government securities). In general, gain or loss with respect to section 1256 contracts will be taken into account for tax purposes when actually realized (by a closing transaction, by exercise, by taking delivery or by other termination). In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at their year-end fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. Provided section 1256 contracts are held as capital assets and are not part of a straddle, both the realized and unrealized year-end gain or loss from these investment positions (including premiums on options that expire unexercised) will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time particular positions are actually held by the fund.

In order to continue to qualify as a regulated investment company, the fund may have to limit its transactions in section 1256 contracts.

Straddles. The Code contains rules applicable to "straddles," that is, "offsetting positions in actively traded personal property." Such personal property includes section 1256 contracts or other investment contracts. Where applicable, the straddle rules generally override the other provisions of the Code. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain covered call options would not be treated as part of a straddle). The fund is authorized to enter into covered call and covered put positions. Depending on what other investments are held by the fund, at the time it enters into one of the above transactions, the fund may create a straddle for purposes of the Code.

If two (or more) positions constitute a straddle, recognition of a realized loss from one position (including a marked-to-market loss) must be deferred to the extent of unrecognized gain in an offsetting position. Also, long-term capital gain may be recharacterized as short-term capital gain, or short-term capital loss as long-term capital loss. Furthermore, interest and other carrying charges allocable to personal property that is part of a straddle must be capitalized.

If the fund chooses to identify a particular offsetting position as being one component of a straddle, a realized loss on any component of the straddle will be recognized no earlier than upon the liquidation of all of the components of the straddle. Special rules apply to "mixed" straddles (that is, straddles consisting of a section 1256 contract and an offsetting position that is not a section 1256 contract). If the fund makes certain elections, the section 1256 contract components of such mixed straddles will not be subject to the 60%/40% mark-to-market rules. If any such election is made, the amount, the nature (as long- or short-term) and the timing of the recognition of the fund's gains or losses from the affected straddle positions will be determined under rules that will vary according to the type of election made.

Wash Sales. "Wash sale" rules will apply to prevent the recognition of loss with respect to a position where an identical or substantially identical position is or has been acquired within a prescribed period.

The foregoing is only a summary of certain Federal tax considerations generally affecting the fund and its shareholders and is not intended as a substitute for careful tax planning.
Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION

The fund was originally incorporated under the laws of the State of Washington on March 17, 1981, under the name Foster & Marshall Growth Fund, Inc. On May 22, 1984, December 18, 1987, November 21, 1989, August 12, 1992, August 17, 1993 and October 14, 1994, the fund changed its name to Shearson Fundamental Value Fund Inc., Shearson Lehman Fundamental Value Fund Inc., SLH Fundamental Value Fund Inc., Shearson Lehman Brothers Fundamental Value Fund Inc., Smith Barney Shearson Fundamental Value Fund Inc., and Smith Barney Fundamental Value fund Inc. Without changing its name, the fund was reincorporated as a Maryland corporation on May 24, 1995.

	The fund currently offers shares of common stock classified into four Classes, A, B, L and Y. Each Class of shares represents an identical pro rata interest in the Fund's investment portfolio.
 As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different share Classes of the fund. The Directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

	The fund is not required to hold annual meetings, however the Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.

	The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the reporting period.
In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Salomon Smith Barney Financial Consultant or the transfer agent.

PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the fund. Under its agreement with the fund, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.


First Data, located at Exchange Place, Boston, Massachusetts
02109, serves as the fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

FINANCIAL STATEMENTS

The fund's Annual Report for the fiscal year ended September
30, 1999 is incorporated herein by reference in its entirety.




	37

PART C

Item 23.	Exhibits

All references are to the Registrant's registration statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC"), File Nos. 2-71469 and 811-3158 (the "Registration Statement").

(a)(1)	Registrant's Articles of Incorporation dated May 13, 1994 are incorporated by reference to post-effective amendment no. 27 to the Registration Statement as filed with the SEC on May 26, 1995
("Post-Effective Amendment No. 27").

(a)(2)	Registrant's Articles of Amendment dated May 24, 1995 are
incorporated by reference to post-effective amendment no. 28 to the Registration Statement as filed with the SEC on February 1, 1996
("Post-Effective Amendment No. 28").

(a)(3)	Registrant's Articles of Amendment dated June 11, 1998 are
incorporated by reference to post-effective amendment no. 31 to the Registration Statement as filed with the SEC on November 24, 1998
("Post-Effective Amendment No. 31").


(b)	Registrant's By-Laws are incorporated by reference
to Post-Effective Amendment No. 27.

(c)(1)	Registrant's form of stock certificate relating to Class A
shares are incorporated by reference to Post-Effective Amendment No. 27.

(c)(2)	Registrant's form of stock certificate relating to Class B shares are incorporated by reference to Post-Effective Amendment No. 27.

(c)(3)	Registrant's form of stock certificate relating to Class C shares are incorporated by reference to Post-Effective Amendment No. 27.

(c)(4)	Registrant's form of stock certificate relating to Class Y shares are incorporated by reference to Post-Effective Amendment No. 27.

(d)		Form of Investment Advisory Agreement with Smith Barney
Mutual Funds Management Inc. (currently, Mutual Management Corp.)
is incorporated by reference to Post
-Effective Amendment No. 27.

(e)(1)	Form of Distribution Agreement between the Registrant
and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(e)(2)	Distribution Agreement between the Registrant and
CFBDS, Inc. is incorporated by reference to Post-Effective
Amendment No. 31.

(f)	Inapplicable.

(g)	Custodian Agreement with PNC Bank, National
Association to is incorporated by reference to Post-Effective Amendment
No. 27.

(h)(1)	Form of Transfer Agency Agreement between the Registrant and The
Transfer Agent is incorporated by reference to Post-Effective Amendment No.
28.

(h)(2)	Form of Consent to Assignment between the Registrant
and The Shareholder Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(h)(3)	Form of Administration Agreement between the Fund and
Smith Barney Mutual Funds Management Inc. is incorporated by reference to Post-Effective Amendment No. 27.

(i)	Opinion of  Maryland Counsel is incorporated by reference to Post-
Effective  Amendment No. 27.

(j)	Consent of Independent Accountants is to be filed by amendment.

(k)	Inapplicable.

(l)	Inapplicable.

(14)	Prototype Self-Employed Retirement Plan is incorporated by
reference to post-effective amendment no. 10 to the Registration Statement as filed with the SEC on November 29, 1987.


(m)(1)	Services and Distribution Plan between the Registrant and
Smith Barney Inc. is incorporated by reference to Post-Effective
Amendment No. 27.

(m)(2)	Amended and Restated Shareholder Services and Distribution Plan
pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 31.


(n)	Financial Data Schedule is to be filed by amendment.

(o)(1)	Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is
incorporated by reference to Post Effective Amendment No. 28.

(o)(2)	Amended Rule 18f-3(d) Multiple Class Plan of the Registrant is
incorporated by reference to Post-Effective
Amendment No. 31.

Item 24.	Persons Controlled by or Under Common Control
		with Registrant

	Not applicable.

Item 25.	Indemnification

The response to this item is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC.

Item 26(a).	Business and Other Connections of Investment Adviser


Investment Adviser - SSB Citi Fund Management LLC ("SSB Citi")
(formerly known as Mutual Management Corp.  and
Smith Barney Mutual Funds Management Inc.) was incorporated in December 1968 under the laws of the State of Delaware. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers Group Inc.). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1934. The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers
Act (SEC File No. 801-8314).


Item 27.	Principal Underwriters

(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect VIP Folio 400, CitiSelect VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio
500.

CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Investment Funds Inc.
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).


Item 28.	Location of Accounts and Records

	(1)	With respect to the Registrant,
		Investment Adviser and Administrator:
		c/o Salomon Smith Barney Inc.
		388 Greenwich Street
		New York, New York  10013

	(2)	With respect to the Registrant's Custodian:
		PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania

	(3)	With respect to the Registrant's Transfer Agent:
		First Data Investor Services Group Inc.
		Exchange Place
		Boston, Massachusetts  02109

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, this Post-Effective Amendment, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York, on the 29th day of November 1999.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
Registrant

By: /s/ Heath B. McLendon
Name:   Heath B. McLendon
Title:  Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature:			Title:				Date:


/s/Heath B. McLendon	Chairman of the Board			11/29/99
   Heath B. McLendon 	(Chief Executive Officer)

/s/Lewis E. Daidone	Senior Vice President			11/29/99
   Lewis E. Daidone	and Treasurer
			(Chief Financial and
			Accounting Officer)

/s/Lloyd J. Andrews*	Director				11/29/99
   Lloyd J. Andrews

/s/Robert M. Frayn*	Director				11/29/99
   Robert M. Frayn

/s/Leon P. Gardner*	Director				11/29/99
   Leon P. Gardner

/s/David E. Maryatt*	Director				11/29/99
   David E. Maryatt

/s/ Frederick O. Paulsell*  Director			11/29/99
   Frederick O. Paulsell

/s/Jerry A. Viscione*	Director				11/29/99
   Jerry A. Viscione

/s/Julie W. Weston*	Director				11/29/99
   Julie W. Weston



* Signed pursuant to power of attorney filed May 26, 1995, as an exhibit to Post-Effective Amendment No. 27.

/s/ Heath B. McLendon
Heath B. McLendon



EXHIBIT INDEX

Exhibit No.			Exhibit


(